Information on how numbers were calculated (Details 8) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance, beginning	€ 730,672
Additions	638,266
Depreciation charge for the year	(265,957)	€ 0
Derecognition	(266,057)
Interest expense	0
Payments (including interest and foreign exchange difference)	0
Balance, ending	836,924	730,672
Lease liabilities
Statement Line Items [Line Items]
Balance, beginning	730,672
Additions	636,754
Depreciation charge for the year	0
Derecognition	(228,547)
Interest expense	(12,765)
Payments (including interest and foreign exchange difference)	(281,535)
Balance, ending	844,579	730,672
Foreign exchange differences
Statement Line Items [Line Items]
Balance, beginning	0
Additions	1,512
Depreciation charge for the year	216
Derecognition	0
Interest expense	0
Payments (including interest and foreign exchange difference)	0
Balance, ending	1,728	0
Right-of-use assets | Property
Statement Line Items [Line Items]
Balance, beginning	695,614
Additions	636,754
Depreciation charge for the year	(245,342)
Derecognition	(266,057)
Interest expense	0
Payments (including interest and foreign exchange difference)	0
Balance, ending	820,969	695,614
Right-of-use assets | Cars
Statement Line Items [Line Items]
Balance, beginning	35,058
Additions	0
Depreciation charge for the year	(20,831)
Derecognition	0
Interest expense	0
Payments (including interest and foreign exchange difference)	0
Balance, ending	€ 14,227	€ 35,058